DEBT (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	June 30, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Corporate Revolving Credit Facility	$252,228	$18,999
Term Loan Facilities	600,000	703,700
Vessel financing loans	52,716	60,068
Other long-term financing arrangements	59,559	64,201
Other revolving credit facilities, at a weighted average interest rate of 5.6% as of June 30, 2025 (5.6% as of December 31, 2024)	68,495	34,717
Bank overdrafts	25,404	11,443
Finance lease obligations, at a weighted average interest rate of 5.6% as of June 30, 2025 (5.5% as of December 31, 2024)	47,332	74,018
Total debt, gross	1,105,734	967,146
Unamortized debt discounts and debt issuance costs	(7,815)	(9,531)
Total debt, net	1,097,919	957,615
Current maturities, net of unamortized debt discounts and debt issuance costs	(73,639)	(80,097)
Bank overdrafts	(25,404)	(11,443)
Long-term debt, net	$998,876	$866,075